Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
10	TRADE AND OTHER PAYABLES

	As of December 31, 2024	As of December 31, 2023
	USD	USD
Trade payables:
Amount due to third parties	1,260,351	891,797

Other payables:
Accrued payroll and pension	1,055,415	1,188,861
Loan from a third party (interest-bearing)*	477,836	-
GST payables	983,659	633,743
Provision for taxation	246,219	117,835
Others	199,633	164,400
Total trade and other payables	4,223,113	2,996,636

These amounts are non-interest bearing except a third party loan mentioned below. Trade payables are normally settled on 90 days’ terms.

* The balance represents a loan from a third party amounting to S$650,000 which equal to $477,836, which is interest-bearing at 8% per annum and repayable on demand.

The remaining other payables to third parties are non-interest bearing and have an average term of 3 months.

The exposure of trade and other payables to liquidity risk is disclosed in Note 20.